Short-term bank deposits	12 Months Ended
Dec. 31, 2024
Cash equivalents [abstract]
Short-term bank deposits

Note 7 - Short-term bank deposits:

As of December 31, 2024 and 2023, this item was comprised as follows:

	December 31, 2024		December 31, 2023
Short-term bank deposits	Ps.	3,058,691	Ps.	—

On April 12, 2024, the Company opened a Certificate of Deposit Account for a total principal amount of Ps.1,311,456 (US$80 million), and on June 12, 2024 the Company opened Certificate of Deposit Accounts for a total principal amount of Ps.1,286,936 (US$70 million). The Company recognized accrued interest of Ps.79,183 in profit or loss (See Note 20).